Investments in and Advances to Affiliates	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliates

(6) Investments in and Advances to Affiliates

The difference between the carrying amount of investments in affiliates and the amount of underlying equity is mainly investor level goodwill. The amounts are not material as of March 31, 2012 and 2013.

Investments in affiliates include equity securities which have quoted market values at March 31, 2012 and 2013 compared with related carrying amounts as follows:

	Yen (millions)
	2012	2013
Carrying amounts	¥182,770	¥175,420
Market values	191,870	220,221

For the year ended March 31, 2013, Honda recognized impairment losses of ¥12,757 million, net of tax, on certain investments in affiliates which have quoted market values because of other-than-temporary declines in fair values below their carrying values. The fair values of the investments were based on quoted market prices. The impairment losses are included in equity in income of affiliates in the accompanying consolidated statement of income.

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2012 and 2013, and for each of the years in the three-year period ended March 31, 2013 is shown below (note 21):

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
As of March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥228,358	¥1,335,075	¥25,438	¥1,588,871
Other assets, principally property, plant and equipment	134,901	1,137,654	27,219	1,299,774

Total assets	363,259	2,472,729	52,657	2,888,645

Current liabilities	149,033	1,013,565	8,358	1,170,956
Other liabilities	10,075	242,194	2,979	255,248

Total liabilities	159,108	1,255,759	11,337	1,426,204

Equity	¥204,151	¥1,216,970	¥41,320	¥1,462,441

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income (loss) attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

	Yen (millions)
For the year ended March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥891,343	¥3,876,766	¥25,918	¥4,794,027
Net income attributable to Honda’s affiliates	60,586	162,037	1,717	224,340

Significant investments in affiliates accounted for under the equity method at March 31, 2012 and 2013 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

On March 22, 2011, Honda sold its investment in Hero Honda Motors Ltd. (HHML) with a book value of ¥34,275 million, which represented 26.0% of HHML’s total outstanding shares, to its joint venture partner for ¥71,073 million cash consideration. In conjunction with the sale, the joint venture agreement with the partner was dissolved. In addition, Honda and HHML entered into a new licensing agreement that enables HHML to continue producing, selling and servicing its current products. Consideration for the licensing agreement was ¥45,000 million, and will be paid by installments due through 2014. Total consideration received less interest, including the fair value attributable to the termination of certain obligations under the joint venture agreement, was allocated to each element using the relative selling price method in accordance with the FASB Accounting Standards Codification (ASC) 605 “Revenue Recognition”. As a result, the Company recognized revenue of ¥32,015 million related to the new licensing agreement in Net sales and other operating revenue, and a gain on sale of the investment of ¥46,756 million in Other income (expense) – Other, net in the consolidated statements of income.

There are no equity method affiliates that are in Financial services business.

Sales to affiliates by the Company and its subsidiaries and sales among such affiliates are made on the same basis as sales to unaffiliated parties.

Honda’s equity in undistributed income of affiliates at March 31, 2012 and 2013 included in retained earnings was ¥380,271 million and ¥376,888 million, respectively.

Trade receivables and trade payables include the following balances with affiliates at March 31, 2012 and 2013, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2013. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2012	2013
Amounts due from	¥176,255	¥160,470
Amounts due to	142,490	97,958

	Yen (millions)
	2011	2012	2013
Purchases from	¥806,744	¥762,415	¥789,261
Sales to	617,603	561,426	636,299